PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

PUBLICLY LISTED COMPANIES - 9.0%
COMMON STOCKS - 9.0%	Shares	Value
FINANCIALS - 9.0%
ASSET MANAGEMENT - 9.0%
Apollo Global Management, Inc.	18,732	$ 3,093,776
Ares Management Corporation - Class A	14,578	2,580,743
Blackstone, Inc.	16,253	2,802,342
Blue Owl Capital, Inc. - Class A	70,133	1,631,294
Brookfield Asset Management Ltd. - Class A	43,751	2,370,867
Brookfield Corporation	19,058	1,094,882
Carlyle Group, Inc. (The)	47,347	2,390,550
Hamilton Lane, Inc. - Class A	8,959	1,326,380
KKR & Company, Inc.	17,950	2,654,985
StepStone Group, Inc. - Class A	23,892	1,382,869
TPG, Inc.	22,840	1,435,266
TOTAL PUBLICLY LISTED COMPANIES (Cost $14,877,849)		$ 22,763,954

PRIVATE EQUITY INVESTMENTS - 73.3%	Shares	Value
PORTFOLIO COMPANIES - 65.9%
Accessibe Coinvest Aggregator, L.P. (a)(b)(c)	57,991	$ 6,851,730
BlueVoyant, Inc. (a)(b)(c)	3,404,834	9,100,000
Circuit Clinical Solutions Preferred Series C Stock (a)(b)(c)	112,300	6,000,000
FS NU Investors, L.P. - Class A (a)(b)(c)	47,500	4,750,000
FS NU Investors, L.P. - Class C (a)(b)(c)	2,404	240,422
Greenbriar Coinvestment WPS, L.P. (b)(c)(d)(e)	–	3,749,720
Hg Vibranium Co-Invest, L.P. (b)(c)(d)(e)	–	9,474,605
JMI Time Aggregator, L.P. (b)(c)(d)(e)	–	6,800,606
KOLN Co-Invest Blocked, L.P. - Class A (a)(b)(c)	5,000	5,716,117
Onex ISO Co-Invest, L.P. (b)(c)(d)(e)	–	6,278,168
Partners Group Client Access 43, L.P. Inc. (b)(c)(d)(e)	–	8,696,589
Partners Group Client Access 45, L.P. Inc. (b)(c)(d)(e)	–	5,363,114
Project Aftermath (b)(c)(d)(e)(f)	–	12,393,641
Project Arete (a)(b)(c)(e)(f)	–	6,596,574

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

PRIVATE EQUITY INVESTMENTS - 73.3% (Continued)	Shares	Value
PORTFOLIO COMPANIES - 65.9% (Continued)
Project Backyard (a)(b)(c)	50,000	$ 6,750,000
Project Domino (b)(c)(d)(f)	10,000	10,000,000
Project Firebird (a)(b)(c)(e)	–	4,994,841
Project Maple (a)(b)(c)(f)	8,000,000	9,600,000
Project Warrior (b)(c)(d)(e)(f)	–	8,901,395
RCP MB Investments A, L.P. (b)(c)(d)(e)	–	9,400,476
REP Patriot Coinvest IV-A, L.P. (a)(b)(c)	2,550,000	2,550,000
SKCP VI Artemis Co-Invest, L.P. (b)(d)(e)	–	14,735,091
VEPF VIII Co-Invest 3-A, L.P. (b)(c)(d)(e)	–	8,669,424
		167,612,513
PORTFOLIO FUNDS - 7.4%
Apax XI USD, L.P. (b)(c)(d)(e)	–	897,426
Cordillera Investment Fund III-B, L.P. (b)(c)(d)(e)	–	1,036,832
PMOV Fund, L.P. (b)(c)(d)(e)(f)	–	9,946,476
Saturn Five Frontier I, LLC - Class A (b)(c)(d)	3,958,728	6,823,067
		18,703,801

TOTAL PRIVATE EQUITY INVESTMENTS (Cost $146,752,235)		$ 186,316,314

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 15.1%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 4.34% (g) (Cost $38,430,486)	38,430,486	$ 38,430,486

TOTAL INVESTMENTS AT VALUE - 97.4% (Cost $200,060,570)		$ 247,510,754

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%		6,733,581

NET ASSETS - 100.0%		$ 254,244,335

(a)	Level 3 securities fair valued using significant unobservable inputs.
(b)	Restricted investments as to resale.
(c)	Non-income producing security.
(d)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(e)	Investment does not issue shares.
(f)	Affiliated investment for which ownership is 5% or more of the investment's capital.
(g)	The rate shown is the 7-day effective yield as of December 31, 2024.

L.P. - Limited Partnerships

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

Additional information on each restricted investment held by the Fund at December 31, 2024 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Company
Accessibe Coinvest Aggregator, L.P.	5/10/2024	$ 5,035,736	$ 6,851,730	2.7%
BlueVoyant, Inc.	12/23/2021	8,000,000	9,100,000	3.6%
Circuit Clincial Solutions Preferred Series C Stock	1/13/2022	6,000,000	6,000,000	2.4%
FS NU Investors, L.P. - Class A	8/11/2022	4,828,057	4,750,000	1.9%
FS NU Investors, L.P. - Class C	8/9/2024	264,308	240,422	0.1%
Greenbriar Coinvestment WPS, L.P.	2/13/2023	3,829,459	3,749,720	1.5%
Hg Vibranium Co-Invest, L.P.	6/29/2022	7,272,985	9,474,605	3.7%
JMI Time Aggregator, L.P.	12/5/2022	5,033,207	6,800,606	2.7%
KOLN Co-Invest Blocked, L.P. - Class A	3/29/2023	5,040,615	5,716,117	2.1%
Onex ISO Co-Invest, L.P.	10/29/2021	5,000,000	6,278,168	2.5%
Partners Group Client Access 43, L.P. Inc.	11/16/2022	6,186,946	8,696,589	3.4%
Partners Group Client Access 45, L.P. Inc.	4/21/2023	5,636,050	5,363,114	2.1%
Project Aftermath	1/23/2024	12,653,512	12,393,641	4.9%
Project Arete	5/3/2024	5,116,369	6,596,574	2.6%
Project Backyard	5/1/2023	5,030,923	6,750,000	2.6%
Project Domino	12/9/2024	10,242,850	10,000,000	3.9%
Project Firebird	8/5/2024	5,055,772	4,994,841	2.0%
Project Maple	5/28/2024	8,084,445	9,600,000	3.8%
Project Warrior	8/18/2023	4,264,484	8,901,395	3.5%
RCP MB Investments A, L.P.	7/11/2022	8,242,477	9,400,476	3.7%
REP Patriot Coinvest IV-A, L.P.	1/27/2023	2,601,457	2,550,000	1.0%
SKCP VI Artemis Co-Invest, L.P.	3/24/2023	103,835	14,735,091	5.8%
VEPF VIII Co-Invest 3-A, L.P.	9/25/2023	7,466,750	8,669,424	3.4%

Portfolio Funds
Apax XI USD, L.P.	1/5/2024	$ 896,455	$ 897,426	0.4%
Cordillera Investment Fund III-B, L.P.	5/3/2022	960,339	1,036,832	0.4%
PMOV Fund, L.P.	12/31/2024	9,946,476	9,946,476	3.9%
Saturn Five Frontier I, LLC - Class A	12/15/2021	3,958,728	6,823,067	2.7%
Total		$ 146,752,235	$ 186,316,314	73.3%